Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 392
Other lines of credit from banks	1,009
Revolving credit facility	2,311
Total	3,712
Other lines of credit in foreign subsidiaries, available	250
Other lines of credit from banks, available	1,009
Revolving credit facility, available	2,311
Total, available	$ 3,570